GENERAL (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2010	Dec. 31, 2009
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 336	$ 278	$ 224		$ 8,418
Business Acquisition, Percentage of Voting Interests Acquired					59.70%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage				40.30%
BusinessCombinationConsiderationTransferred				1,733
Business Acquisition, Liability with Regards to Commitment for Future Payments Recorded at Present Value				967
Business Acquisition, Purchase Price Allocation, Noncontrolling Interest	1,370
Business Acquisition, Contingent Consideration, at Fair Value				329
Business Acquisition, Liability with Regards to Commitment for Future Payments	391	707
Business Combination, Contingent Consideration Long-term Liability		787
Entity-Wide Revenue, Major Customer, Percentage	13.70%	14.40%	10.00%
Business Acquisition, Contingent Consideration, As At Balance Sheet Date	115	412
Minimum [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Payable in March 2013 [Member]
Business Acquisition, Preacquisition Contingency, Amount of Settlement	395
Payable in 2013 [Member]
Maximum Additional Earn-Out Consideration Payable	$ 500